Document and Entity Information	Oct. 27, 2026
Cover [Abstract]
Entity Registrant Name	RANGE RESOURCES CORP
Amendment Flag	false
Entity Central Index Key	0000315852
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-12209
Entity Tax Identification Number	34-1312571
Entity Address, Address Line One	100 Throckmorton Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	(817)
Local Phone Number	870-2601
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	RRC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false